UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — DIVERSIFIED US

LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2018

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 2.8%
Verizon Communications Inc.	429,962	$24,172,464

Entertainment - 2.2%
Cinemark Holdings	7,200	257,760
Madison Square Garden Co., Class A Shares	1,997	534,597	*
Viacom Inc., Class B Shares	29,656	762,159
Walt Disney Co.	155,170	17,014,391

Total Entertainment		18,568,907

Media - 1.8%
CBS Corp., Class B Shares, Non Voting Shares	28,757	1,257,256
Comcast Corp., Class A Shares	335,493	11,423,537
Interpublic Group of Cos. Inc.	40,340	832,214
Omnicom Group Inc.	18,972	1,389,509

Total Media		14,902,516

TOTAL COMMUNICATION SERVICES		57,643,887

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.4%
Aptiv PLC	26,461	1,629,204
BorgWarner Inc.	22,067	766,607
Gentex Corp.	28,757	581,179
Goodyear Tire & Rubber Co.	14,400	293,904

Total Auto Components		3,270,894

Automobiles - 0.9%
Ford Motor Co.	288,700	2,208,555
General Motors Co.	149,583	5,003,551
Harley-Davidson Inc.	11,997	409,338

Total Automobiles		7,621,444

Distributors - 0.1%
Genuine Parts Co.	12,282	1,179,318

Diversified Consumer Services - 0.0%
H&R Block Inc.	15,200	385,624

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	55,882	2,754,983
Hyatt Hotels Corp., Class A Shares	3,783	255,731
Las Vegas Sands Corp.	24,064	1,252,531
Norwegian Cruise Line Holdings Ltd.	22,367	948,137	*
Royal Caribbean Cruises Ltd.	22,367	2,187,269

Total Hotels, Restaurants & Leisure		7,398,651

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Household Durables - 0.6%
DR Horton Inc.	31,753	$1,100,559
Garmin Ltd.	18,672	1,182,311
Leggett & Platt Inc.	10,984	393,666
Newell Brands Inc.	34,500	641,355
NVR Inc.	300	731,097	*
PulteGroup Inc.	20,800	540,592
Toll Brothers Inc.	9,100	299,663

Total Household Durables		4,889,243

Leisure Products - 0.1%
Brunswick Corp.	9,386	435,980
Polaris Industries Inc	4,600	352,728

Total Leisure Products		788,708

Multiline Retail - 0.7%
Kohl’s Corp.	15,876	1,053,214
Macy’s Inc.	24,863	740,420
Nordstrom Inc.	17,374	809,802
Target Corp.	56,915	3,761,512

Total Multiline Retail		6,364,948

Specialty Retail - 1.7%
AutoZone Inc.	2,896	2,427,833	*
Best Buy Co. Inc.	30,555	1,618,193
CarMax Inc.	18,772	1,177,568	*
Foot Locker Inc.	9,985	531,202
Gap Inc.	40,640	1,046,886
Lowe’s Cos. Inc.	78,484	7,248,782
Williams-Sonoma Inc.	2,496	125,923

Total Specialty Retail		14,176,387

Textiles, Apparel & Luxury Goods - 0.2%
Carter’s Inc.	4,493	366,719
Hanesbrands Inc.	26,694	334,476
PVH Corp.	8,188	761,074
Ralph Lauren Corp.	4,000	413,840

Total Textiles, Apparel & Luxury Goods		1,876,109

TOTAL CONSUMER DISCRETIONARY		47,951,326

CONSUMER STAPLES - 4.6%
Beverages - 0.1%
Molson Coors Brewing Co., Class B Shares	14,500	814,320

Food & Staples Retailing - 0.9%
Kroger Co.	75,388	2,073,170

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
US Foods Holding Corp.	9,886	$312,793	*
Walgreens Boots Alliance Inc.	70,133	4,792,188

Total Food & Staples Retailing		7,178,151

Food Products - 1.7%
Archer-Daniels-Midland Co.	58,613	2,401,375
Bunge Ltd.	11,683	624,339
Campbell Soup Co.	22,200	732,378
JM Smucker Co.	11,782	1,101,499
Kellogg Co.	29,157	1,662,241
Kraft Heinz Co.	75,200	3,236,608
Mondelez International Inc., Class A Shares	124,016	4,964,360

Total Food Products		14,722,800

Household Products - 0.2%
Kimberly-Clark Corp.	15,777	1,797,632

Tobacco - 1.7%
Altria Group Inc.	138,900	6,860,271
Philip Morris International Inc.	114,900	7,670,724

Total Tobacco		14,530,995

TOTAL CONSUMER STAPLES		39,043,898

ENERGY - 8.7%
Energy Equipment & Services - 0.2%
Helmerich & Payne Inc.	11,483	550,495
National Oilwell Varco Inc.	39,841	1,023,914

Total Energy Equipment & Services		1,574,409

Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	28,091	737,389
Chevron Corp.	188,920	20,552,607
ConocoPhillips	122,618	7,645,232
Continental Resources Inc.	23,200	932,408	*
Devon Energy Corp.	42,836	965,523
Exxon Mobil Corp.	355,472	24,239,636
Hess Corp.	33,051	1,338,565
HollyFrontier Corp.	16,975	867,762
Kinder Morgan Inc.	163,100	2,508,478
Marathon Oil Corp.	88,968	1,275,801
Murphy Oil Corp.	14,878	347,996
Noble Energy Inc.	22,067	413,977
Occidental Petroleum Corp.	46,600	2,860,308

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Phillips 66	51,831	$4,465,241
Valero Energy Corp.	44,035	3,301,304

Total Oil, Gas & Consumable Fuels		72,452,227

TOTAL ENERGY		74,026,636

FINANCIALS - 26.8%
Banks - 14.9%
Bank of America Corp.	725,300	17,871,392
BB&T Corp.	81,579	3,534,002
CIT Group Inc.	13,780	527,361
Citigroup Inc.	272,652	14,194,263
Citizens Financial Group Inc.	51,024	1,516,944
Comerica Inc.	15,412	1,058,650
Commerce Bancshares Inc.	9,768	550,622
Cullen/Frost Bankers Inc.	6,690	588,319
East-West Bancorp Inc.	15,106	657,564
Fifth Third Bancorp	73,815	1,736,867
Huntington Bancshares Inc.	112,133	1,336,625
JPMorgan Chase & Co.	365,655	35,695,241
KeyCorp	111,135	1,642,575
M&T Bank Corp.	15,677	2,243,849
PNC Financial Services Group Inc.	49,907	5,834,627
Prosperity Bancshares Inc.	7,289	454,105
Regions Financial Corp.	118,775	1,589,210
SunTrust Banks Inc.	48,996	2,471,358
Umpqua Holdings Corp.	17,973	285,771
US Bancorp	174,260	7,963,682
Webster Financial Corp.	9,786	482,352
Wells Fargo & Co.	515,335	23,746,637
Western Alliance Bancorp	9,186	362,755	*
Zions Bancorp	20,569	837,981

Total Banks		127,182,752

Capital Markets - 4.0%
Ameriprise Financial Inc.	16,640	1,736,717
Bank of New York Mellon Corp.	106,075	4,992,950
BlackRock Inc.	7,189	2,823,983
E*TRADE Financial Corp.	26,925	1,181,469
Franklin Resources Inc.	37,900	1,124,114
Goldman Sachs Group Inc.	39,871	6,660,451
Lazard Ltd., Class A Shares	13,680	504,929
LPL Financial Holdings Inc.	6,394	390,545

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Morgan Stanley	190,717	$7,561,929
Nasdaq Inc.	13,942	1,137,249
Northern Trust Corp.	20,015	1,673,054
Raymond James Financial Inc.	12,681	943,593
T Rowe Price Group Inc.	23,365	2,157,057
TD Ameritrade Holding Corp.	34,700	1,698,912

Total Capital Markets		34,586,952

Consumer Finance - 2.0%
Ally Financial Inc.	45,532	1,031,755
American Express Co.	91,354	8,707,863
Capital One Financial Corp.	47,298	3,575,256
Credit Acceptance Corp.	1,698	648,228	*
Discover Financial Services	41,267	2,433,928
Santander Consumer USA Holdings, Inc.	37,644	662,158

Total Consumer Finance		17,059,188

Diversified Financial Services - 0.2%
Jefferies Financial Group Inc.	37,245	646,573
Voya Financial Inc.	18,373	737,492

Total Diversified Financial Services		1,384,065

Insurance - 5.7%
Aflac Inc.	81,555	3,715,646
Alleghany Corp.	1,897	1,182,438	*
Allstate Corp.	39,626	3,274,296
American Financial Group Inc.	18,103	1,638,865
Athene Holding Ltd., Class A Shares	12,189	485,488	*
Chubb Ltd.	48,628	6,281,765
Cincinnati Financial Corp.	17,052	1,320,166
Everest Re Group Ltd.	3,395	739,295
Fidelity National Financial Inc.	24,464	769,148
Hartford Financial Services Group Inc.	37,372	1,661,185
Lincoln National Corp.	22,766	1,168,124
Loews Corp.	34,507	1,570,759
Markel Corp.	1,564	1,623,510	*
MetLife Inc.	110,150	4,522,759
Progressive Corp.	43,074	2,598,654
Prudential Financial Inc.	44,319	3,614,214
Reinsurance Group of America Inc.	7,117	998,017
RenaissanceRe Holdings Ltd.	3,195	427,172
Torchmark Corp.	29,801	2,221,069

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Travelers Cos. Inc.	65,788	$7,878,113
WR Berkley Corp.	12,763	943,313

Total Insurance		48,633,996

TOTAL FINANCIALS		228,846,953

HEALTH CARE - 15.6%
Biotechnology - 5.2%
AbbVie Inc.	133,302	12,289,111
Amgen Inc.	70,738	13,770,567
Biogen Inc.	22,267	6,700,586	*
Celgene Corp.	43,100	2,762,279	*
Gilead Sciences Inc.	136,797	8,556,652
United Therapeutics Corp.	1,398	152,242	*

Total Biotechnology		44,231,437

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	15,777	1,173,809
Anthem Inc.	26,687	7,008,807
DaVita Inc.	19,171	986,540	*
HCA Healthcare Inc.	36,496	4,541,927
Laboratory Corp. of America Holdings	10,684	1,350,030	*
McKesson Corp.	19,471	2,150,961
Quest Diagnostics Inc.	13,009	1,083,260

Total Health Care Providers & Services		18,295,334

Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	133,102	6,918,642
Johnson & Johnson	133,936	17,284,441
Merck & Co. Inc.	226,064	17,273,550
Mylan NV	56,117	1,537,606	*
Perrigo Co. PLC	14,878	576,522
Pfizer Inc.	627,151	27,375,141

Total Pharmaceuticals		70,965,902

TOTAL HEALTH CARE		133,492,673

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	18,280	2,873,799
Huntington Ingalls Industries Inc.	3,695	703,195
Lockheed Martin Corp.	21,000	5,498,640
Northrop Grumman Corp.	10,700	2,620,430
Spirit AeroSystems Holdings Inc., Class A Shares	11,882	856,573

Total Aerospace & Defense		12,552,637

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.3%
FedEx Corp.	22,367	$3,608,468
United Parcel Service Inc., Class B Shares	73,191	7,138,318

Total Air Freight & Logistics		10,746,786

Airlines - 1.1%
Alaska Air Group Inc.	7,592	461,973
Delta Air Lines Inc.	75,188	3,751,881
JetBlue Airways Corp.	30,355	487,501	*
Southwest Airlines Co.	61,680	2,866,886
United Continental Holdings Inc.	23,265	1,947,979	*

Total Airlines		9,516,220

Building Products - 0.2%
Johnson Controls International PLC	68,338	2,026,222

Construction & Engineering - 0.1%
AECOM	11,600	307,400	*
Quanta Services Inc.	10,800	325,080

Total Construction & Engineering		632,480

Electrical Equipment - 0.5%
Acuity Brands Inc.	3,000	344,850
Eaton Corp. PLC	46,223	3,173,671
Hubbell Inc.	4,793	476,137

Total Electrical Equipment		3,994,658

Industrial Conglomerates - 1.2%
Carlisle Cos. Inc.	6,490	652,375
Honeywell International Inc.	75,567	9,983,912

Total Industrial Conglomerates		10,636,287

Machinery - 2.6%
Allison Transmission Holdings Inc.	14,778	648,902
Caterpillar Inc.	43,600	5,540,252
Crane Co.	4,396	317,303
Cummins Inc.	11,900	1,590,316
Deere & Co.	23,778	3,546,964
Dover Corp.	12,981	921,002
Ingersoll-Rand PLC	26,873	2,451,624
Lincoln Electric Holdings Inc.	2,900	228,665
Oshkosh Corp.	5,300	324,943
PACCAR Inc.	37,028	2,115,780
Parker-Hannifin Corp.	10,884	1,623,240
Pentair PLC	15,221	575,049
Snap-on Inc.	6,091	884,962

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Machinery - (continued)
Stanley Black & Decker Inc.	9,300	$1,113,582
WABCO Holdings Inc.	3,900	418,626	*

Total Machinery		22,301,210

Road & Rail - 0.2%
AMERCO	2,197	720,858	*
Kansas City Southern	8,987	857,809

Total Road & Rail		1,578,667

TOTAL INDUSTRIALS		73,985,167

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.6%
Cisco Systems Inc.	495,018	21,449,130
Juniper Networks Inc.	29,356	789,970

Total Communications Equipment		22,239,100

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	9,351	644,751	*
CDW Corp.	15,677	1,270,621
Corning Inc.	123,760	3,738,790

Total Electronic Equipment, Instruments & Components		5,654,162

IT Services - 1.5%
Alliance Data Systems Corp.	5,891	884,121
International Business Machines Corp.	97,624	11,096,920
Western Union Co.	47,995	818,795

Total IT Services		12,799,836

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	493,124	23,142,309
KLA-Tencor Corp.	16,376	1,465,488
Qorvo Inc.	12,481	757,971	*
Teradyne Inc.	20,470	642,349
Texas Instruments Inc.	44,200	4,176,900

Total Semiconductors & Semiconductor Equipment		30,185,017

Software - 2.2%
Oracle Corp.	407,387	18,393,523

Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.	159,657	25,184,295
Hewlett Packard Enterprise Co.	127,211	1,680,458
HP Inc.	172,144	3,522,066
Xerox Corp.	17,583	347,440

Total Technology Hardware, Storage & Peripherals		30,734,259

TOTAL INFORMATION TECHNOLOGY		120,005,897

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 2.2%
Chemicals - 1.2%
Albemarle Corp.	6,600	$508,662
Celanese Corp.	14,279	1,284,682
Eastman Chemical Co.	14,992	1,096,065
FMC Corp.	9,991	738,934
LyondellBasell Industries NV, Class A Shares	47,807	3,975,630
PPG Industries Inc.	26,161	2,674,439

Total Chemicals		10,278,412

Containers & Packaging - 0.5%
Avery Dennison Corp.	5,396	484,723
International Paper Co.	40,347	1,628,405
Packaging Corp. of America	9,087	758,401
Sealed Air Corp.	11,600	404,144
Sonoco Products Co.	9,850	523,330

Total Containers & Packaging		3,799,003

Metals & Mining - 0.5%
Newmont Mining Corp.	44,833	1,553,464
Nucor Corp.	33,293	1,724,910
Reliance Steel & Aluminum Co.	7,696	547,724
Steel Dynamics Inc.	24,763	743,881

Total Metals & Mining		4,569,979

TOTAL MATERIALS		18,647,394

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	5,492	219,899	*
Howard Hughes Corp.	1,398	136,473	*
Jones Lang LaSalle Inc.	4,793	606,794

TOTAL REAL ESTATE		963,166

UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	48,159	3,599,404
Duke Energy Corp.	59,061	5,096,964
Eversource Energy	31,168	2,027,167
OGE Energy Corp.	16,775	657,412
Pinnacle West Capital Corp.	10,897	928,424
Xcel Energy Inc.	46,121	2,272,382

Total Electric Utilities		14,581,753

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	56,616	818,667

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 1.0%
Ameren Corp.		25,304	$1,650,580
DTE Energy Co.		17,599	1,941,170
Public Service Enterprise Group Inc.		52,913	2,754,122
WEC Energy Group Inc.		33,051	2,289,112

Total Multi-Utilities			8,634,984

TOTAL UTILITIES			24,035,404

TOTAL COMMON STOCKS (Cost - $710,061,470)			818,642,401

INVESTMENTS IN UNDERLYING FUNDS - 3.2%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $27,531,648)		245,327	27,243,564

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $737,593,118)			845,885,965

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $4,398,331)	2.403%	4,398,331	4,398,331

TOTAL INVESTMENTS - 99.7% (Cost - $741,991,449)			850,284,296
Other Assets in Excess of Liabilities - 0.3%			2,410,905

TOTAL NET ASSETS - 100.0%			$852,695,201

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$818,642,401	—	—	$818,642,401
Investments in Underlying Funds	27,243,564	—	—	27,243,564

Total Long-Term Investments	845,885,965	—	—	845,885,965

Short-Term Investments†	4,398,331	—	—	4,398,331

Total Investments	$850,284,296	—	—	$850,284,296

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2019